Related Party Transaction - Balances and Transaction with Related Parties (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2016	May 31, 2015	May 31, 2014
Related Party Transaction [Line Items]
Amounts due from related parties - non current		$ 1,741	$ 1,497
Amounts due from related parties - current		4,539	3,586
Amounts due to related parties - current		42	1,995
Gain on disposal of subsidiaries		3,760		$ 3,621
Revenue		191
Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current		2,518
Metropolis Holding China Limited [Member] | Chairman [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - non current	[1]	1,741	1,497
Amounts due from related parties - current	[1]	637	1,096
Rental expense	[1]	7,139	5,298	4,173
MaxEn [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[2]	812	2,490
Amounts due to related parties - current	[2]	13	1,992
Gain on disposal of subsidiaries				$ 3,621
Revenue		177
Zhishang Education [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due to related parties - current			$ 3
Haiwei Career [Member] | Joint Venture [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[3]	1,553
Haiwei Career [Member] | Joint Venture [Member] | Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[3]	1,520
Dianshijingwei [Member] | Long-term investee [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[4]	1,520
Weixuemingri [Member] | Joint Venture [Member] | Non-Interest Bearing Loan [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[5]	998
Beijing Tongban Education & Technology Co. Ltd. [Member] | Long-term investee [Member]
Related Party Transaction [Line Items]
Revenue		3
STEMedu.cn [Member] | Long-term investee [Member]
Related Party Transaction [Line Items]
Revenue		11
Cost		30
Others [Member]
Related Party Transaction [Line Items]
Amounts due from related parties - current	[6]	17
Amounts due to related parties - current	[6]	$ 29

[1]	Since April 2010, the Group began renting a large portion of a building owned by Metropolis Holding China Limited for office space. In March 2012, Metropolis Holding China Limited was acquired by a company wholly owned by Mr. Yu, the Group's chairman. As a result, Metropolis Holding China Limited became a related party of the Group thereafter. As of May 31, 2016, the current and non-current amounts due from Metropolis Holding China Limited were US$637 and US$1,741, respectively, which represented prepaid rent and deposit for the building. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by all of the directors.
[2]	In September 2012, MaxEn became a joint venture of the Group. As a result, MaxEn became a related party of the Group thereafter. As of May 31, 2016, the amount due from MaxEn was US$812, which represented MaxEn's pre-operating expenses of US$377 prepaid by the Group, US$91 payable to Beijing Decision for service fee and unpaid consideration of US$344 for disposal of North Star; the amount due to MaxEn was US$13, which represented miscellaneous payments paid for the Group. The amount due to MaxEn is non-interest bearing and unsecured and has no fixed repayment terms.
[3]	In October 2014, Haiwei Career became a joint venture of the Group. As a result, Haiwei Career became a related party of the Group. As of May 31, 2016, the amount due from Haiwei Career, was US$1,553 in which US$1,520 represented loans from the Group to Haiwei Career with non-interest bearing for its daily operation supporting. All the loans are payable within one year.
[4]	As of May 31, 2016, the amount due from Dianshijingwei represented the non-interest bearing loan provided by the Group before the disposal of Dianshijingwei to support its daily operation.
[5]	As of May 31, 2016, the Group lent non-interest bearing loan with a total amount of US$998 to Weixuemingri to support its daily operation. The Group fully wrote off the outstanding loan in the same year.
[6]	As of May 31, 2016, the balance in "others" included the current receivables from long-term investees of Tongban, Goldern Finance and STEMedu.cn.